Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Contract revenue	$ 9,979	$ 8,341	$ 8,688
Grant revenue	7,409	3,427	1,119
Total revenue	$ 17,388	$ 11,768	$ 9,807